Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Income [Abstract]
Vessel revenue, net	$ 107,036	$ 122,629	$ 153,108
Fees from related parties	$ 3,198	$ 2,391	$ 0
Revenue, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Revenue, net	$ 110,234	$ 125,020	$ 153,108
Expenses:
Voyage expenses	(2,851)	(4,293)	(16,469)
Vessel operating expenses	(42,260)	(43,550)	(36,332)
Management fees	(700)	(1,368)	(1,435)
General and administration expenses	(22,149)	(17,412)	(13,739)
Amortization of deferred dry-docking costs	(4,155)	(4,880)	(2,793)
Depreciation and amortization	(24,676)	(23,417)	(17,151)
Gain on sale of vessel, net (including $8094, $0 and $0, to related party for the years ended December 31, 2023, 2022 and 2021, respectively - Note 3)	8,094	0	697
(Loss) / gain on forward freight agreements, net	(188)	(417)	24
Operating income	21,349	29,683	65,910
Other income / (expenses), net:
Interest and finance costs	(20,694)	(15,332)	(17,779)
Loss on extinguishment of debt	(540)	(1,291)	(6,863)
Interest and other income	2,443	1,361	161
Gain on spin-off of United Maritime Corporation	0	2,800	0
Foreign currency exchange losses, net	(276)	(10)	(81)
Total other expenses, net	(19,067)	(12,472)	(24,562)
Net income before income taxes	2,282	17,211	41,348
Income taxes	0	28	0
Net income	$ 2,282	$ 17,239	$ 41,348
Net income per common share, basic (in dollars per share)	$ 0.12	$ 0.97	$ 2.7
Net income per common share, diluted (in dollars per share)	$ 0.12	$ 0.96	$ 2.5
Weighted average common shares outstanding, basic (in shares)	18,394,419	17,439,033	15,332,191
Weighted average common shares outstanding, diluted (in shares)	18,442,688	17,684,048	19,133,753